UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Hill Strategic Partners, L.P.
Address:  201 Main Street, Suite 2300
Fort Worth, Texas  76102

Form 13F File Number:  28-6080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    Vice President of General Partner of General Partner
Phone:    817/390-8465

Signature, Place, and Date of Signing:

/s/ W. R. Cotham		    Fort Worth, Texas    February 12, 2001

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   21

Form 13F Information Table Value Total:   $1,690,590 (thousands)


List of Other Included Managers:
NONE


FORM 13F INFORMATION TABLE
                     TITLE OF                 VALUE    SHARES/     SH/   PUT/   INVSTMNT   OTHR   VOTING AUTHORITY
NAME OF ISSUER        CLASS       CUSIP      (X$1000)  PRN AMT     PRN   CLL    DISCRETN   MGRS  SOLE  SHRD   NONE
HILLENBRAND
 INDUSTRIES, INC.      COM      431573104      38007      738000   SH           Sole            738000
BP AMOCO Pic           COM      055622104      70616     1475000   SH           Sole           1475000
EMC CORPORATION        COM      268648102     532000     8000000   SH           Sole           8000000
BOSTON SCIENTIFIC
CORPORATION            COM      101137107      15056     1100000   SH           Sole           1100000
NIKE, INC.           CLASS
                     A COM      654106202     108834     1950000   SH           Sole           1950000
PACCAR                 COM      693718108      53686     1090062   SH           Sole           1090062
HOME DEPOT             COM      437076102      41119      900000   SH           Sole            900000
CHRIS CRAFT INDUSTRIES COM      170520100      12674      190586   SH           Sole            190586
SERVICE CORPORATION
INTERNATIONAL          COM      817565104       1610      920000   SH           Sole            920000
GAP, INC.              COM      364760108      85202     3341250   SH           Sole           3341250
DELL COMPUTERS         COM      247025109     167400     9600000   SH           Sole           9600000
VALSPAR, INC.          COM      920355104      23491      730000   SH           Sole            730000
CINTAS CORPORATION     COM      172908105      47869      900000   SH           Sole            900000
INTEL CORPORATION      COM      458140100     144300     4800000   SH           Sole           4800000
TELLABS, INC.          COM      879664100     113000     2000000   SH           Sole           2000000
WELLS FARGO & CO.      COM      949740104      11416      205000   SH           Sole            205000
TIME WARNER, INC.      COM      887315992      96177     1841053   SH           Sole           1841053
Q WEST COMMUNICATIONS
INTL, INC.             COM      749121109      82930     2028860   SH           Sole           2028860
AT&T                   COM      001957109      13130      761155   SH           Sole            761155
BURLINGTON NORTHERN
 SANTE FE              COM      12189T104       8681      306600   SH           Sole            306600
NESTLE SA              COM      *4616696       23392        9970   SH           Sole              9970








